Fidelity Nasdaq Composite Index Fund Fund Summary | Fidelity Nasdaq Composite Index Fund
Fund: Fidelity® Nasdaq Composite® Index Fund
Investment Objective
The fund seeks to provide investment returns that closely correspond to the price and yield performance of the Nasdaq Composite Index (Index).
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (EIF-S000006010Member) (USD $)	Fidelity Nasdaq Composite Index Fund Fidelity Nasdaq Composite Index Fund:
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	(0.75%)
Annual index fund fee (for fund balances under $10,000)	10

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (EIF-S000006010Member)		Fidelity Nasdaq Composite Index Fund Fidelity Nasdaq Composite Index Fund:
Management fee		0.24%
Distribution and/or Service (12b-1) fees		0.06%
License Fee		0.06%
Other		0.22%
Other expenses		0.28%
Total annual fund operating expenses		0.58%
Fee Waiver		(0.23%)
Total annual ETF operating expenses after fee waiver	[1]	0.35%
Expense waiver agreement termination date		January 31, 2012
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.35%. This arrangement will remain in effect through January 31, 2012, after which date FMR, in its sole discretion, may discontinue the arrangement at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (EIF-S000006010Member) (USD $)	Fidelity Nasdaq Composite Index Fund Fidelity Nasdaq Composite Index Fund:
1 year	36
3 years	163
5 years	301
10 years	704

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
• Using statistical sampling techniques that take into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to create a portfolio of securities listed in the Index that have a similar investment profile to the entire Index.
• Normally investing at least 80% of assets in common stocks included in the Index.
• Lending securities to earn income for the fund.
Principal Investment Risks
• Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments. See the statement of additional information (SAI) for a description of market sectors making up the Index.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
• Correlation to Index. The performance of the fund and the Index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the Index.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.14%	June 30, 2009
Lowest Quarter Return	(24.36%)	December 31, 2008

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2010
Average Annual Total Returns (EIF-S000006010Member) Fidelity Nasdaq Composite Index Fund	Past 1 year	Past 5 years	Life of fund
Nasdaq Composite Index (reflects no deduction for fees, expenses, or taxes)	18.02%	4.63%	6.16%	[1]
Fidelity Nasdaq Composite Index Fund:	17.81%	4.48%	5.90%	[1]
Fidelity Nasdaq Composite Index Fund: Return After Taxes on Distributions	17.70%	4.30%	5.73%	[1]
Fidelity Nasdaq Composite Index Fund: Return After Taxes on Distributions and Sale of Fund Shares	11.73%	3.82%	5.10%	[1]
[1]	From September 25, 2003.

Fidelity Nasdaq Composite Index Tracking Stock Fund Summary | Fidelity Nasdaq Composite Index Tracking Stock
Fund: Fidelity® Nasdaq Composite® Index Tracking Stock
Investment Objective
Fidelity Nasdaq Composite Index Tracking Stock is an exchange-traded fund (ETF).
The ETF seeks to provide investment returns that closely correspond to the price and yield performance of the Nasdaq Composite Index (Index).
Fee Table
The following table describes the fees and expenses that are incurred when you buy and hold shares of the ETF.
Shareholder Fees (ETF-S000006011Member) (USD $)	Fidelity Nasdaq Composite Index Tracking Stock Fidelity Nasdaq Composite Index Tracking Stock:
Shareholder fees (fees paid directly from your investment)	none

Annual ETF operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (ETF-S000006011Member)		Fidelity Nasdaq Composite Index Tracking Stock Fidelity Nasdaq Composite Index Tracking Stock:
Management fee		0.24%
Distribution and/or Service (12b-1) fees		0.09%
License Fee		0.06%
Other		0.19%
Other expenses		0.25%
Total annual ETF operating expenses		0.58%
Fee Waiver		(0.28%)
Total annual ETF operating expenses after fee waiver	[1]	0.30%
Expense waiver agreement termination date		January 31, 2012
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to waive the ETF's expenses to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.30%. This arrangement will remain in effect through January 31, 2012, after which date FMR, in its sole discretion, may discontinue the arrangement at any time.

This example helps compare the cost of investing in the ETF with the cost of investing in traditional mutual funds.
Let's say, hypothetically, that the annual return for shares of the ETF is 5% and that your shareholder fees and the annual operating expenses for shares of the ETF are exactly as described in the fee table, except that the example reflects the effect of Fidelity Management & Research Company (FMR)'s expense waiver agreement only for the periods through January 31, 2012. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (ETF-S000006011Member) (USD $)	Fidelity Nasdaq Composite Index Tracking Stock Fidelity Nasdaq Composite Index Tracking Stock:
1 year	31
3 years	158
5 years	296
10 years	699

Portfolio Turnover
The ETF pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the ETF's performance. During the most recent fiscal year, the ETF's portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
• Using statistical sampling techniques that take into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to create a portfolio of securities listed in the Index that have a similar investment profile to the entire Index.
• Normally investing at least 80% of assets in common stocks included in the Index.
• Lending securities to earn income for the ETF.
Principal Investment Risks
• Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments. See the statement of additional information (SAI) for a description of market sectors making up the Index.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
• Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the ETF will generally fluctuate with changes in the market value of the ETF's holdings. The ETF's shares are listed on Nasdaq and trade at market prices. Although it is expected that the market price of the ETF's shares will approximate the ETF's NAV, there is no guarantee that will be the case.
• Correlation to Index. The performance of the ETF and the Index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the Index.
• Trading Issues. There can be no assurance that an active trading market will be maintained. Trading may be halted, for example, due to market conditions.
An investment in the ETF is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the ETF.
Performance
The following information is intended to help you understand the risks of investing in the ETF. The information illustrates the changes in the performance of the ETF's shares from year to year and compares the performance of the ETF's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com/goto/oneq for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.22%	June 30, 2009
Lowest Quarter Return	(24.28%)	December 31, 2008

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2010
Average Annual Total Returns (ETF-S000006011Member) Fidelity Nasdaq Composite Index Tracking Stock	Past 1 year	Past 5 years	Life of fund
Nasdaq Composite Index (reflects no deduction for fees, expenses, or taxes)	18.02%	4.63%	6.16%	[1]
Fidelity Nasdaq Composite Index Tracking Stock:	17.80%	4.48%	5.91%	[1]
Fidelity Nasdaq Composite Index Tracking Stock: Return After Taxes on Distributions	17.67%	4.38%	5.79%	[1]
Fidelity Nasdaq Composite Index Tracking Stock: Return After Taxes on Distributions and Sale of ETF Shares	11.72%	3.84%	5.12%	[1]
[1]	From September 25, 2003.

Fidelity Series 100 Index Fund Fund Summary | Fidelity Series 100 Index Fund
Fund: Fidelity® Series 100 Index Fund
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Fidelity Series 100 Index Fund Fidelity Series 100 Index Fund:
Annual index fund fee (for fund balances under $10,000)	10

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Fidelity Series 100 Index Fund Fidelity Series 100 Index Fund:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.20%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Fidelity Series 100 Index Fund Fidelity Series 100 Index Fund:	20	64	113	255

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing at least 80% of assets in common stocks included in the S&P 100® Index.
Principal Investment Risks
• Stock Market Volatility. Stock markets, especially foreign markets, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.70%	June 30, 2009
Lowest Quarter Return	(20.15%)	December 31, 2008

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2010
Average Annual Total Returns Fidelity Series 100 Index Fund	Past 1 year	Life of fund
S&P 100 Index (reflects no deduction for fees, expenses, or taxes)	12.51%	(1.27%)	[1]
Fidelity Series 100 Index Fund:	12.39%	(1.38%)	[1]
Fidelity Series 100 Index Fund: Return After Taxes on Distributions	12.07%	(1.70%)	[1]
Fidelity Series 100 Index Fund: Return After Taxes on Distributions and Sale of Fund Shares	8.48%	(1.20%)	[1]
[1]	From March 29, 2007.

Label	Element	12 Months Ended
		Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Entity Registrant Name	dei_EntityRegistrantName	FIDELITY COMMONWEALTH TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000205323
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 29, 2011
Fidelity Series 100 Index Fund Fund Summary | Fidelity Series 100 Index Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 29, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund: Fidelity® Series 100 Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing at least 80% of assets in common stocks included in the S&P 100® Index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Stock Market Volatility. Stock markets, especially foreign markets, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Mar 29, 2007
Annual Return 2008	rr_AnnualReturn2008	(35.44%)
Annual Return 2009	rr_AnnualReturn2009	22.14%
Annual Return 2010	rr_AnnualReturn2010	12.39%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.70%	June 30, 2009
Lowest Quarter Return	(20.15%)	December 31, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.15%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

		For the periods ended December 31, 2010
Fidelity Nasdaq Composite Index Tracking Stock Fund Summary | Fidelity Nasdaq Composite Index Tracking Stock
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 29, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund: Fidelity® Nasdaq Composite® Index Tracking Stock
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Fidelity Nasdaq Composite Index Tracking Stock is an exchange-traded fund (ETF).
		The ETF seeks to provide investment returns that closely correspond to the price and yield performance of the Nasdaq Composite Index (Index).
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that are incurred when you buy and hold shares of the ETF.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual ETF operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The ETF pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the ETF's performance. During the most recent fiscal year, the ETF's portfolio turnover rate was 6% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the ETF with the cost of investing in traditional mutual funds.
		Let's say, hypothetically, that the annual return for shares of the ETF is 5% and that your shareholder fees and the annual operating expenses for shares of the ETF are exactly as described in the fee table, except that the example reflects the effect of Fidelity Management & Research Company (FMR)'s expense waiver agreement only for the periods through January 31, 2012. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Using statistical sampling techniques that take into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to create a portfolio of securities listed in the Index that have a similar investment profile to the entire Index.
• Normally investing at least 80% of assets in common stocks included in the Index.
		• Lending securities to earn income for the ETF.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments. See the statement of additional information (SAI) for a description of market sectors making up the Index.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
• Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the ETF will generally fluctuate with changes in the market value of the ETF's holdings. The ETF's shares are listed on Nasdaq and trade at market prices. Although it is expected that the market price of the ETF's shares will approximate the ETF's NAV, there is no guarantee that will be the case.
• Correlation to Index. The performance of the ETF and the Index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the Index.
• Trading Issues. There can be no assurance that an active trading market will be maintained. Trading may be halted, for example, due to market conditions.
		An investment in the ETF is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the ETF.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the ETF. The information illustrates the changes in the performance of the ETF's shares from year to year and compares the performance of the ETF's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com/goto/oneq for updated return information.
Year-by-Year Returns

Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Sep 25, 2003
Annual Return 2004	rr_AnnualReturn2004	8.52%
Annual Return 2005	rr_AnnualReturn2005	1.92%
Annual Return 2006	rr_AnnualReturn2006	10.18%
Annual Return 2007	rr_AnnualReturn2007	10.08%
Annual Return 2008	rr_AnnualReturn2008	(39.85%)
Annual Return 2009	rr_AnnualReturn2009	44.88%
Annual Return 2010	rr_AnnualReturn2010	17.80%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.22%	June 30, 2009
Lowest Quarter Return	(24.28%)	December 31, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.28%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

		For the periods ended December 31, 2010
Fidelity Nasdaq Composite Index Fund Fund Summary | Fidelity Nasdaq Composite Index Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 29, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund: Fidelity® Nasdaq Composite® Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment returns that closely correspond to the price and yield performance of the Nasdaq Composite Index (Index).
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Using statistical sampling techniques that take into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to create a portfolio of securities listed in the Index that have a similar investment profile to the entire Index.
• Normally investing at least 80% of assets in common stocks included in the Index.
		• Lending securities to earn income for the fund.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments. See the statement of additional information (SAI) for a description of market sectors making up the Index.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
• Correlation to Index. The performance of the fund and the Index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the Index.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Sep 25, 2003
Annual Return 2004	rr_AnnualReturn2004	8.60%
Annual Return 2005	rr_AnnualReturn2005	1.90%
Annual Return 2006	rr_AnnualReturn2006	10.03%
Annual Return 2007	rr_AnnualReturn2007	10.50%
Annual Return 2008	rr_AnnualReturn2008	(40.04%)
Annual Return 2009	rr_AnnualReturn2009	44.96%
Annual Return 2010	rr_AnnualReturn2010	17.81%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.14%	June 30, 2009
Lowest Quarter Return	(24.36%)	December 31, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.36%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

		For the periods ended December 31, 2010
Fidelity Series 100 Index Fund | Fidelity Series 100 Index Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Annual index fund fee (for fund balances under $10,000)	rr_ShareholderFeeOther	10
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.20%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
1 year	rr_ExpenseExampleYear01	20
3 years	rr_ExpenseExampleYear03	64
5 years	rr_ExpenseExampleYear05	113
10 years	rr_ExpenseExampleYear10	255
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Past 1 year	rr_AverageAnnualReturnYear01	12.39%
Life of fund	rr_AverageAnnualReturnSinceInception	(1.38%)	[1]
Fidelity Series 100 Index Fund | Fidelity Series 100 Index Fund: | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	12.07%
Life of fund	rr_AverageAnnualReturnSinceInception	(1.70%)	[1]
Fidelity Series 100 Index Fund | Fidelity Series 100 Index Fund: | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	8.48%
Life of fund	rr_AverageAnnualReturnSinceInception	(1.20%)	[1]
Fidelity Series 100 Index Fund | S&P 100 Index (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	12.51%
Life of fund	rr_AverageAnnualReturnSinceInception	(1.27%)	[1]
Fidelity Nasdaq Composite Index Tracking Stock | Fidelity Nasdaq Composite Index Tracking Stock:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Annual index fund fee (for fund balances under $10,000)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.24%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.09%
License Fee	rr_Component1OtherExpensesOverAssets	0.06%
Other	rr_Component2OtherExpensesOverAssets	0.19%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total annual ETF operating expenses after fee waiver	rr_NetExpensesOverAssets	0.30%	[2]
Expense waiver agreement termination date	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
1 year	rr_ExpenseExampleYear01	31
3 years	rr_ExpenseExampleYear03	158
5 years	rr_ExpenseExampleYear05	296
10 years	rr_ExpenseExampleYear10	699
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the ETF.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the ETF is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the ETF. The information illustrates the changes in the performance of the ETF's shares from year to year and compares the performance of the ETF's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com/goto/oneq
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Past 1 year	rr_AverageAnnualReturnYear01	17.80%
Past 5 years	rr_AverageAnnualReturnYear05	4.48%
Life of fund	rr_AverageAnnualReturnSinceInception	5.91%	[3]
Fidelity Nasdaq Composite Index Tracking Stock | Fidelity Nasdaq Composite Index Tracking Stock: | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	17.67%
Past 5 years	rr_AverageAnnualReturnYear05	4.38%
Life of fund	rr_AverageAnnualReturnSinceInception	5.79%	[3]
Fidelity Nasdaq Composite Index Tracking Stock | Fidelity Nasdaq Composite Index Tracking Stock: | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	11.72%
Past 5 years	rr_AverageAnnualReturnYear05	3.84%
Life of fund	rr_AverageAnnualReturnSinceInception	5.12%	[3]
Fidelity Nasdaq Composite Index Tracking Stock | Nasdaq Composite Index (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	18.02%
Past 5 years	rr_AverageAnnualReturnYear05	4.63%
Life of fund	rr_AverageAnnualReturnSinceInception	6.16%	[3]
Fidelity Nasdaq Composite Index Fund | Fidelity Nasdaq Composite Index Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(0.75%)
Annual index fund fee (for fund balances under $10,000)	rr_ShareholderFeeOther	10
Management fee	rr_ManagementFeesOverAssets	0.24%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.06%
License Fee	rr_Component1OtherExpensesOverAssets	0.06%
Other	rr_Component2OtherExpensesOverAssets	0.22%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total annual ETF operating expenses after fee waiver	rr_NetExpensesOverAssets	0.35%	[4]
Expense waiver agreement termination date	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
1 year	rr_ExpenseExampleYear01	36
3 years	rr_ExpenseExampleYear03	163
5 years	rr_ExpenseExampleYear05	301
10 years	rr_ExpenseExampleYear10	704
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Past 1 year	rr_AverageAnnualReturnYear01	17.81%
Past 5 years	rr_AverageAnnualReturnYear05	4.48%
Life of fund	rr_AverageAnnualReturnSinceInception	5.90%	[3]
Fidelity Nasdaq Composite Index Fund | Fidelity Nasdaq Composite Index Fund: | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	17.70%
Past 5 years	rr_AverageAnnualReturnYear05	4.30%
Life of fund	rr_AverageAnnualReturnSinceInception	5.73%	[3]
Fidelity Nasdaq Composite Index Fund | Fidelity Nasdaq Composite Index Fund: | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	11.73%
Past 5 years	rr_AverageAnnualReturnYear05	3.82%
Life of fund	rr_AverageAnnualReturnSinceInception	5.10%	[3]
Fidelity Nasdaq Composite Index Fund | Nasdaq Composite Index (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	18.02%
Past 5 years	rr_AverageAnnualReturnYear05	4.63%
Life of fund	rr_AverageAnnualReturnSinceInception	6.16%	[3]

[1]	From March 29, 2007.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to waive the ETF's expenses to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.30%. This arrangement will remain in effect through January 31, 2012, after which date FMR, in its sole discretion, may discontinue the arrangement at any time.
[3]	From September 25, 2003.
[4]	Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.35%. This arrangement will remain in effect through January 31, 2012, after which date FMR, in its sole discretion, may discontinue the arrangement at any time.